Unbilled Revenue and Deferred Revenue	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Unbilled Revenue and Deferred Revenue

6. UNBILLED REVENUE AND DEFERRED REVENUE

Significant changes in unbilled revenue and deferred revenue balances during the twelve months ended December 31, 2018 are as follows:

As at	December 31, 2018	December 31, 2017	$ Change	% Change
Unbilled revenue	$3,990	$3,045	$945	31%
Deferred revenue - current	(4,670)	(6,733)	2,063	-31%
Deferred revenue - non-current	(1,435)	(884)	(551)	62%
Net contract assets (liabilities)	$(2,115)	$(4,572)	$2,457	-54%

The net change in unbilled revenues of $945 consists of the balance of the adjustment made on January 1, 2018 from the adoption of ASU 2014-09, revenues recognized on contracted projects and estimated royalties, amounts billed to customers and the foreign currency effect of contracts not transacted in U.S. dollars.

Revenue recognized for the twelve months ended December 31, 2018 that was included in deferred revenue at the beginning of the period was $4,766.